PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
VY
®
JPMorgan Emerging
Markets Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.3%
Brazil : 8.7%
311,479
Banco BTG Pactual SA
$ 1,914,261
0.7
546,831  Itau Unibanco Holding SA,
ADR
3,636,426
1.2
609,665
(1)
NU Holdings Ltd./Cayman
Islands - Class A
8,321,927
2.9
328,295  Petroleo Brasileiro SA,
ADR
4,330,211
1.5
551,014
Raia Drogasil SA
2,592,376
0.9
443,082
WEG SA
4,442,451
1.5
25,237,652
8.7
China : 22.5%
46,263  Alibaba Group Holding
Ltd., ADR
4,909,430
1.7
62,700  Contemporary Amperex
Technology Co. Ltd. -
Class A
2,203,531
0.8
316,921  Full Truck Alliance Co.
Ltd., ADR
2,855,458
1.0
304,169  Fuyao Glass Industry
Group Co. Ltd. - Class A
2,523,145
0.9
87,985
H World Group Ltd., ADR
3,273,042
1.1
280,287  Jiangsu Hengli Hydraulic
Co. Ltd. - Class A
2,499,795
0.9
99,122
Kanzhun Ltd., ADR
1,720,758
0.6
16,000  Kweichow Moutai Co. Ltd.
- Class A
3,920,745
1.3
449,200  Midea Group Co. Ltd. -
Class A
4,840,307
1.7
363,963  Montage Technology Co.
Ltd. - Class A
3,443,679
1.2
148,665
NetEase, Inc.
2,777,021
0.9
2,915
NetEase, Inc., ADR
272,582
0.1
55,521  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
2,289,538
0.8
237,900  Shenzhou International
Group Holdings Ltd.
2,106,117
0.7
339,100
Tencent Holdings Ltd.
18,855,619
6.5
74,300  Wuliangye Yibin Co. Ltd. -
Class A
1,700,032
0.6
113,017
Yum China Holdings, Inc.
5,088,025
1.7
65,278,824
22.5
Hong Kong : 2.4%
312,000
AIA Group Ltd.
2,724,652
0.9
291,000  Techtronic Industries Co.
Ltd.
4,344,171
1.5
7,068,823
2.4
India : 17.1%
18,290  Apollo Hospitals Enterprise
Ltd.
1,571,922
0.5
31,515
Asian Paints Ltd.
1,252,943
0.4
53,953
Bajaj Finance Ltd.
4,957,092
1.7
558,307
Bharat Electronics Ltd.
1,902,282
0.7
161,487
Bharti Airtel Ltd.
3,292,148
1.1
573
Britannia Industries Ltd.
43,359
0.0
249,769
HDFC Bank Ltd.
5,143,824
1.8
32,127
Hindustan Aeronautics Ltd.
1,695,270
0.6
269,891
ICICI Bank Ltd.
4,095,746
1.4
109,510
Infosys Ltd.
2,446,097
0.8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
61,786
(2)
Infosys Ltd. - Foreign, ADR
$ 1,375,974
0.5
503,612
ITC Ltd.
3,112,525
1.1
180,683
Kotak Mahindra Bank Ltd.
3,993,927
1.4
21,717
(1)
MakeMyTrip Ltd.
2,018,595
0.7
66,704
Shriram Finance Ltd.
2,852,070
1.0
72,760  Tata Consultancy Services
Ltd.
3,704,830
1.3
275,005
Tata Motors Ltd.
3,194,263
1.1
20,099
UltraTech Cement Ltd.
2,830,017
1.0
49,482,884
17.1
Indonesia : 3.3%
7,491,500
Bank Central Asia Tbk PT
5,108,965
1.7
13,888,151  Bank Rakyat Indonesia
Persero Tbk PT
4,542,292
1.6
9,651,257
3.3
Ireland : 0.9%
19,029
(1)
PDD Holdings, Inc., ADR
2,565,299
0.9
Macao : 0.7%
790,800
(1)
Sands China Ltd.
1,991,467
0.7
Mexico : 3.5%
16,175  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
1,596,634
0.6
403,493  Grupo Financiero Banorte
SAB de CV - Class O
2,871,788
1.0
336,796
Grupo Mexico SAB de CV
1,881,542
0.6
1,223,663  Wal-Mart de Mexico SAB
de CV
3,692,119
1.3
10,042,083
3.5
Panama : 1.1%
34,463  Copa Holdings SA - Class
A
3,234,008
1.1
Portugal : 1.2%
173,756  Jeronimo Martins SGPS
SA
3,411,873
1.2
South Africa : 3.4%
125,225
(2)
Bid Corp. Ltd.
3,208,993
1.1
21,478  Capitec Bank Holdings
Ltd.
3,784,690
1.3
165,321
Shoprite Holdings Ltd.
2,823,572
1.0
9,817,255
3.4
South Korea : 9.0%
15,019  Hanwha Aerospace Co.
Ltd.
3,422,249
1.2
16,636
(1)
Hanwha Industrial
Solutions Co. Ltd./ New
423,628
0.1
51,987
Kia Corp.
3,958,591
1.4
260,122  Samsung Electronics Co.
Ltd.
12,157,794
4.2
44,601
SK Hynix, Inc.
5,969,254
2.1
25,931,516
9.0
Spain : 2.2%
600,696  Banco Bilbao Vizcaya
Argentaria SA
6,488,893
2.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan : 15.5%
396,000  ASE Technology Holding
Co. Ltd.
$ 1,878,032
0.7
596,203
Chailease Holding Co. Ltd.
3,066,545
1.1
254,000
Delta Electronics, Inc.
3,030,492
1.0
74,000
MediaTek, Inc.
2,727,311
0.9
112,000  Realtek Semiconductor
Corp.
1,662,368
0.6
907,223  Taiwan Semiconductor
Manufacturing Co. Ltd.
27,356,541
9.4
17,017  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
2,955,342
1.0
40,000
Wiwynn Corp.
2,168,012
0.8
44,844,643
15.5
Turkey : 3.6%
1,237,136  Aselsan Elektronik Sanayi
Ve Ticaret AS
2,136,328
0.8
218,618
BIM Birlesik Magazalar AS
3,172,430
1.1
380,676
KOC Holding AS
2,094,984
0.7
259,008  Turkiye Garanti Bankasi
AS
927,044
0.3
2,196,390
Yapi ve Kredi Bankasi AS
1,981,669
0.7
10,312,455
3.6
United States : 0.4%
25,826
Las Vegas Sands Corp.
1,300,081
0.4
Uruguay : 3.8%
9,066
(1)
Globant SA
1,796,337
0.6
4,526
(1)
MercadoLibre, Inc.
9,287,171
3.2
11,083,508
3.8
Total Common Stock
(Cost $227,864,567)
287,742,521
99.3
RIGHT : 0.0%
Taiwan : 0.0%
7,856
Chailease Holding Co. Ltd.
9,495
0.0
Total Right
(Cost $–)
9,495
0.0
Total Long-Term
Investments
(Cost $227,864,567)
287,752,016
99.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.2%
Repurchase Agreements : 1.7%
1,137,401
(3)
Bethesda Securities,
Repurchase Agreement
dated 09/30/2024,
5.000%, due 10/01/2024
(Repurchase Amount
$1,137,557, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,160,149, due
10/01/27-01/01/57)
$ 1,137,401
0.4
1,137,401
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%, due
10/01/2024 (Repurchase
Amount $1,137,557,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$1,160,149, due
05/01/26-08/20/74)
1,137,401
0.4
1,137,401
(3)
Clear Street LLC,
Repurchase Agreement
dated 09/30/2024,
5.020%, due 10/01/2024
(Repurchase Amount
$1,137,557, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,160,041, due
07/31/25-08/01/54)
1,137,401
0.4
1,137,401
(3)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%, due
10/01/2024 (Repurchase
Amount $1,137,557,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$1,160,149, due
07/15/28-09/01/54)
1,137,401
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
257,930
(3)
National Bank Financial,
Inc., Repurchase
Agreement dated
09/30/2024, 4.900%, due
10/01/2024 (Repurchase
Amount $257,965,
collateralized by various
U.S. Government
Securities, 0.375%-
5.000%, Market Value plus
accrued interest $263,089,
due 10/01/24-09/09/49)
$ 257,930
0.1
Total Repurchase
Agreements
(Cost $4,807,534)
4,807,534
1.7
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.5%
1,590,176
(4)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.830%
(Cost $1,590,176) $ 1,590,176 0.5
Total Short-Term
Investments
(Cost $6,397,710)
6,397,710
2.2
Total Investments in
Securities
(Cost $234,262,277) $ 294,149,726 101.5
Liabilities in Excess of
Other Assets (4,454,417) (1.5)
Net Assets $ 289,695,309 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Brazil $ 25,237,652 $ — $ — $ 25,237,652
China 20,642,440 44,636,384 — 65,278,824
Hong Kong — 7,068,823 — 7,068,823
India 3,394,569 46,088,315 — 49,482,884
Indonesia 5,108,965 4,542,292 — 9,651,257
Ireland 2,565,299 — — 2,565,299
Macao — 1,991,467 — 1,991,467
Mexico 10,042,083 — — 10,042,083
Panama 3,234,008 — — 3,234,008
Portugal 3,411,873 — — 3,411,873
South Africa 6,993,683 2,823,572 — 9,817,255
South Korea 423,628 25,507,888 — 25,931,516
Spain — 6,488,893 — 6,488,893
Taiwan 2,955,342 41,889,301 — 44,844,643
Turkey 6,194,458 4,117,997 — 10,312,455
United States 1,300,081 — — 1,300,081
Uruguay 11,083,508 — — 11,083,508
Total Common Stock 102,587,589 185,154,932 — 287,742,521
Right — 9,495 — 9,495
Short-Term Investments 1,590,176 4,807,534 — 6,397,710
Total Investments, at fair value $ 104,177,765 $ 189,971,961 $ — $ 294,149,726
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 71,967,204
Gross Unrealized Depreciation (12,079,754)
Net Unrealized Appreciation $ 59,887,450